Average Contract Volume by Market Sector (Detail) (USD $)	3 Months Ended				12 Months Ended
	Sep. 30, 2012 Contract		Sep. 30, 2011 Contract		Dec. 31, 2011 Contract		Dec. 31, 2010 Contract
Long Position
Derivative [Line Items]
Average Number f Long Contracts	14,373	[1]	10,778	[1]	14,819	[1]	14,629	[1]
Long Position | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	5,496	[1]	3,737	[1]	4,553	[1]	4,641	[1]
Long Position | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	8,877	[1]	7,041	[1]	10,266	[1]	9,988	[1]
Long Position | Foreign Exchange
Derivative [Line Items]
Average Number f Long Contracts	201	[1]	116	[1]	196	[1]	173	[1]
Average Value of Long Positions	367,775	[1]	1,015,396	[1]	1,603,144	[1]	1,896,542	[1]
Long Position | Foreign Exchange | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	86	[1]	51	[1]	75	[1]	77	[1]
Average Value of Long Positions	128,360	[1]	320,692	[1]	421,962	[1]	559,181	[1]
Long Position | Foreign Exchange | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	115	[1]	65	[1]	121	[1]	96	[1]
Average Value of Long Positions	239,415	[1]	694,704	[1]	1,181,182	[1]	1,337,361	[1]
Long Position | Currency
Derivative [Line Items]
Average Number f Long Contracts	2,149		2,872		3,591		2,318
Long Position | Currency | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	833		961		1,098		744
Long Position | Currency | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	1,316		1,911		2,493		1,574
Long Position | Financial
Derivative [Line Items]
Average Number f Long Contracts	6,605		4,189		5,965		5,007
Long Position | Financial | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	2,571		1,427		1,769		1,480
Long Position | Financial | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	4,034		2,762		4,196		3,527
Long Position | Food & Fiber
Derivative [Line Items]
Average Number f Long Contracts	102		616		442		642
Long Position | Food & Fiber | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	39		229		149		217
Long Position | Food & Fiber | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	63		387		293		425
Long Position | Indices
Derivative [Line Items]
Average Number f Long Contracts	3,151		1,478		2,426		3,825
Long Position | Indices | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	1,166		558		829		1,289
Long Position | Indices | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	1,985		920		1,597		2,536
Long Position | Metals
Derivative [Line Items]
Average Number f Long Contracts	1,132		584		872		1,129
Long Position | Metals | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	435		199		262		355
Long Position | Metals | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	697		385		610		774
Long Position | Energy
Derivative [Line Items]
Average Number f Long Contracts	945		741		1,138		139
Long Position | Energy | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	334		251		314		434
Long Position | Energy | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	611		490		132		94
Long Position | Livestock
Derivative [Line Items]
Average Number f Long Contracts	88		182		189		1,396
Long Position | Livestock | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	32		61		57		45
Long Position | Livestock | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	56		121		824		962
Short Position
Derivative [Line Items]
Average Number f Long Contracts	4,896	[1]	4,914	[1]	5,793	[1]	4,576	[1]
Short Position | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	1,866	[1]	1,755	[1]	1,811	[1]	1,518	[1]
Short Position | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	3,030	[1]	3,159	[1]	3,982	[1]	3,058	[1]
Short Position | Foreign Exchange
Derivative [Line Items]
Average Number f Long Contracts	121	[1]	154	[1]	207	[1]	187	[1]
Average Value of Long Positions	725,553	[1]	1,090,392	[1]	1,440,368	[1]	(2,119,850)	[1]
Short Position | Foreign Exchange | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	51	[1]	68	[1]	81	[1]	82	[1]
Average Value of Long Positions	238,238	[1]	355,831	[1]	358,827	[1]	(609,048)	[1]
Short Position | Foreign Exchange | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	70	[1]	86	[1]	126	[1]	105	[1]
Average Value of Long Positions	487,315	[1]	734,561	[1]	1,081,541	[1]	(1,510,802)	[1]
Short Position | Currency
Derivative [Line Items]
Average Number f Long Contracts	1,349		448		785		263
Short Position | Currency | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	526		167		207		86
Short Position | Currency | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	823		281		578		177
Short Position | Financial
Derivative [Line Items]
Average Number f Long Contracts	1,015		753		1,015		1,784
Short Position | Financial | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	392		274		394		622
Short Position | Financial | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	623		479		621		1,162
Short Position | Food & Fiber
Derivative [Line Items]
Average Number f Long Contracts	162		214		272		650
Short Position | Food & Fiber | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	55		76		70		197
Short Position | Food & Fiber | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	107		138		202		453
Short Position | Indices
Derivative [Line Items]
Average Number f Long Contracts	1,212		1,620		1,715		537
Short Position | Indices | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	456		563		502		159
Short Position | Indices | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	756		1,057		1,213		378
Short Position | Metals
Derivative [Line Items]
Average Number f Long Contracts	352		351		309		133
Short Position | Metals | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	136		123		107		42
Short Position | Metals | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	216		228		202		91
Short Position | Energy
Derivative [Line Items]
Average Number f Long Contracts	545		1,260		1,405		79
Short Position | Energy | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	198		445		426		305
Short Position | Energy | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	347		815		61		54
Short Position | Livestock
Derivative [Line Items]
Average Number f Long Contracts	140		114		85		943
Short Position | Livestock | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	52		39		24		25
Short Position | Livestock | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	88		75		979		638

[1]	Based on quarterly holdings